FINANCIAL INSTRUMENTS - Summary of assets and liabilities based on categories (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 4,457	$ 4,215	$ 4,071	$ 5,600
Restricted cash	108	156
Trade accounts receivable and other	5,931	5,143
Inventories	23,303	19,858
Prepaid expenses and other current assets	7,189	5,567
Total current assets	40,988	34,939
Non-current assets:
Goodwill and intangible assets	4,307	4,425
Property, plant and equipment and biological assets	29,542	30,075
Investments in associates and joint ventures	10,992	10,319
Other investments	866	1,146
Deferred tax assets	7,974	8,147
Other assets	2,357	1,461
Total non-current assets	56,038	55,573
Total assets	97,026	90,512
Current liabilities:
Short-term debt and current portion of long-term debt	2,719	1,913
Trade accounts payable and other	16,736	15,093
Short-term provisions	722	1,064
Accrued expenses and other liabilities	5,035	4,831
Income tax liabilities	757	1,266
Total current liabilities	25,969	24,167
Non-current liabilities:
Long-term debt, net of current portion (note 7)	6,069	6,488
Deferred tax liabilities	2,489	2,369
Deferred employee benefits	3,517	3,772
Long-term provisions	1,534	1,498
Other long-term obligations	1,002	874
Total non-current liabilities	14,611	15,001
Equity:
Equity attributable to the equity holders of the parent	53,992	49,106
Non-controlling interests	2,454	2,238
Total equity	56,446	51,344	$ 46,325	$ 40,237
Total liabilities and equity	97,026	$ 90,512
Restricted cash and cash equivalents environmental obligations	60
Restricted cash and cash equivalents mandatory convertible bonds	20
Non-financial liabilities
Current liabilities:
Short-term debt and current portion of long-term debt	0
Trade accounts payable and other	0
Short-term provisions	702
Accrued expenses and other liabilities	1,245
Income tax liabilities	757
Total current liabilities	2,704
Non-current liabilities:
Long-term debt, net of current portion (note 7)	0
Deferred tax liabilities	2,489
Deferred employee benefits	3,517
Long-term provisions	1,530
Other long-term obligations	355
Total non-current liabilities	7,891
Equity:
Equity attributable to the equity holders of the parent	53,992
Non-controlling interests	2,454
Total equity	56,446
Total liabilities and equity	67,041
Financial liabilities | Liabilities at amortised cost
Current liabilities:
Short-term debt and current portion of long-term debt	2,719
Trade accounts payable and other	16,736
Short-term provisions	20
Accrued expenses and other liabilities	3,111
Income tax liabilities	0
Total current liabilities	22,586
Non-current liabilities:
Long-term debt, net of current portion (note 7)	6,069
Deferred tax liabilities	0
Deferred employee benefits	0
Long-term provisions	4
Other long-term obligations	584
Total non-current liabilities	6,657
Equity:
Equity attributable to the equity holders of the parent	0
Non-controlling interests	0
Total equity	0
Total liabilities and equity	29,243
Financial liabilities | Derivatives
Current liabilities:
Short-term debt and current portion of long-term debt	0
Trade accounts payable and other	0
Short-term provisions	0
Accrued expenses and other liabilities	679
Income tax liabilities	0
Total current liabilities	679
Non-current liabilities:
Long-term debt, net of current portion (note 7)	0
Deferred tax liabilities	0
Deferred employee benefits	0
Long-term provisions	0
Other long-term obligations	63
Total non-current liabilities	63
Equity:
Equity attributable to the equity holders of the parent	0
Non-controlling interests	0
Total equity	0
Total liabilities and equity	742
Non-financial assets
Current assets:
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable and other	0
Inventories	23,303
Prepaid expenses and other current assets	1,922
Total current assets	25,225
Non-current assets:
Goodwill and intangible assets	4,307
Property, plant and equipment and biological assets	29,499
Investments in associates and joint ventures	10,992
Other investments	0
Deferred tax assets	7,974
Other assets	350
Total non-current assets	53,122
Total assets	78,347
Financial assets | Assets at amortized cost
Current assets:
Cash and cash equivalents	4,457
Restricted cash	108
Trade accounts receivable and other	5,470
Inventories	0
Prepaid expenses and other current assets	1,290
Total current assets	11,325
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets	0
Investments in associates and joint ventures	0
Other investments	0
Deferred tax assets	0
Other assets	714
Total non-current assets	714
Total assets	12,039
Financial assets | Fair value recognized in profit or loss
Current assets:
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable and other	0
Inventories	0
Prepaid expenses and other current assets	0
Total current assets	0
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets	42
Investments in associates and joint ventures	0
Other investments
Deferred tax assets
Other assets	136
Total non-current assets	178
Total assets	178
Financial assets | Fair value recognized in OCI
Current assets:
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable and other	461
Inventories	0
Prepaid expenses and other current assets	0
Total current assets	461
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets	0
Investments in associates and joint ventures	0
Other investments	866
Deferred tax assets	0
Other assets	0
Total non-current assets	866
Total assets	1,327
Financial assets | Derivatives
Current assets:
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable and other	0
Inventories	0
Prepaid expenses and other current assets	3,977
Total current assets	3,977
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets	0
Investments in associates and joint ventures	0
Other investments	0
Deferred tax assets	0
Other assets	1,157
Total non-current assets	1,157
Total assets	$ 5,134